REVENUE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue recognition
Net revenue	¥ 10,322,068	¥ 9,782,448	¥ 9,268,101
Service revenue
Revenue recognition
Net revenue	10,321,888	9,781,884	9,260,361
Colocation services
Revenue recognition
Net revenue	9,169,454	8,535,180	7,920,150
Managed service and others
Revenue recognition
Net revenue	1,152,434	1,246,704	1,340,211
Equipment sales
Revenue recognition
Net revenue	¥ 180	¥ 564	¥ 7,740